INCOME TAX - Schedule of Income Tax Provision (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2022	Dec. 31, 2021
Federal
Deferred			$ (58,947)
State
Deferred			(7,860)
Change in valuation allowance			$ 66,807
Income tax provision	$ 83,026	$ 83,026